VANGUARD(R) MONEY MARKET FUNDS


SEMIANNUAL REPORT

                                                               FEBRUARY 28, 2003

                                                VANGUARD PRIME MONEY MARKET FUND
                                              VANGUARD FEDERAL MONEY MARKET FUND
                                             VANGUARD TREASURY MONEY MARKET FUND
                                 VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND




                                                           THE VANGUARD GROUP[R]

ETERNAL PRINCIPLES
     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven the master keys to investment success.

================================================================================
SUMMARY
* Each of the Vanguard Money Market Funds outperformed its average competitor during the six months ended February 28, 2003.
* While our funds' absolute returns were rather low, they were well above the negative returns of the stock market.
* Interest rates fell during the fiscal half-year; accordingly, the yields of the funds declined, to around 1% on February 28.
--------------------------------------------------------------------------------
CONTENTS
   1    Letter from the Chairman
   5    Report from the Adviser
   7    Fund Profiles
   8    Glossary of Investment Terms
   9    Performance Summaries
  12    Results of Proxy Voting
  14    Financial Statements
================================================================================

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
Interest rates were already at four-decade lows when the Federal Reserve Board slashed short-term rates during the middle of the Vanguard(R) Money Market Funds' fiscal half-year. The low rates were reflected in the funds' returns, which ranged from 0.6% to 0.8% for the six months ended February 28, 2003.

     The table below shows the total returns of our funds and their average peers for the half-year and for the past 12 months. Each of our funds outperformed its average competitor over both time periods. The table also presents the funds' annualized yields as of February 28. The share price of each fund held steady at $1, as is expected but not guaranteed.

================================================================================
TOTAL RETURNS
                               SIX MONTHS ENDED              TWELVE MONTHS ENDED
                              FEBRUARY 28, 2003                FEBRUARY 28, 2003
                              -----------------             --------------------
                                         AVERAGE                         AVERAGE
VANGUARD MONEY            VANGUARD     COMPETING        VANGUARD       COMPETING
MARKET FUND                   FUND         FUND*            FUND           FUND*
--------------------------------------------------------------------------------
Prime
  Investor Shares             0.7%          0.4%             1.5%           0.9%
  (Yield**: 1.09%)
  Institutional SharesY       0.8           0.6              1.8            1.4
  (Yield**: 1.32%)
--------------------------------------------------------------------------------
Federal                       0.7%          0.4%             1.5%           1.0%
  Yield**: 1.09%)
--------------------------------------------------------------------------------
Treasury                      0.6%          0.4%             1.4%           1.1%
  (Yield**: 0.97%)
--------------------------------------------------------------------------------
AdmiralTM TreasuryY           0.7%          0.4%             1.6%           1.1%
    (Yield**: 1.15%)
================================================================================
*For the Prime and Federal Money Market Funds, derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, data provided by iMoneyNet, Inc.
**SEC 7-day annualized yield as of February 28, 2003.
YMinimum initial investment for the Prime Money Market Fund Institutional Shares is $10 million; for the Admiral Treasury Money Market Fund, the minimum initial investment is $50,000.

     Money market returns generally were low in the period and did not keep pace with inflation, but they were a good deal better than returns for stocks, which continued to decline.

STOCKS FELL AMID A TOUGH ECONOMIC-- AND POLITICAL--CLIMATE
During the six months ended February 28, 2003, the U.S. stock market, as represented by the Wilshire 5000 Total Market Index, shed -7.0% of its value. Despite a rally in the final months of 2002, stock prices finished the six months with a thud, as a number of negatives came to dominate the U.S. investment landscape: among them, tense negotiations with allies about the necessity of waging war on Iraq; signs that the fragile economic recovery was faltering; and continued weakness in corporate profits. International stocks also performed poorly in the period, as many developed markets struggled with the same political and economic issues that hobbled U.S. equities.

INTEREST RATES  CONTINUED THEIR LONG--AND  SURPRISING--DECLINE
In November, the Federal Reserve Board responded to increasingly clear signs of economic trouble--weakness in the manufacturing sector, a grim jobs picture, and rising energy prices--with a 50-basis-point cut in short-term interest rates, bringing its target for the federal funds rate to 1.25%. Yields of the fixed income market's shortest-term securities typically hew closely to changes in the fed funds rate, and during the past six months, the yield of the 3-month U.S. Treasury bill declined from 1.67% to 1.19%.

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                 PERIODS ENDED FEBRUARY 28, 2003
                                                --------------------------------
                                                     SIX          ONE       FIVE
                                                  MONTHS         YEAR     YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                         4.7%         9.9%       7.6%
  (Broad taxable market)
Lehman Municipal Bond Index                         3.4          7.7        6.1
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                          0.7          1.6        4.2
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                    -7.3%       -22.2%      -2.9%
Russell 2000 Index (Small-caps)                    -7.1        -22.1       -3.6
Wilshire 5000 Index (Entire market)                -7.0        -21.6       -3.2
MSCI All Country World Index Free
  ex USA (International)                           -9.7        -16.3       -5.5
================================================================================
CPI
Consumer Price Index                                1.3%         3.0%       2.5%
================================================================================
*Annualized.

     Longer-term interest rates followed suit, with the yield of the 10-year Treasury note reaching lows not seen in more than a generation. At the start of the six-month period, the 10-year Treasury yielded 4.14%; at the end, 3.69%. Declining yields mean rising prices, and during the past six months, the investment-grade taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.7%.

LOWER YIELDS MEANT LOWER RETURNS FOR THE FUNDS
For the six months ended February 28, 2003, Vanguard's money market funds fulfilled their mission of preserving principal, providing liquidity, and delivering returns superior to those of their average peers. Nevertheless, falling short-term interest rates meant lower yields and lower absolute returns for our funds. As the table on page 3 shows, the yield of Vanguard(R) Prime Money Market Fund's Investor Shares fell 44 basis points during the six months and 62 basis points over 12 months.

     Our funds' performances were in line with the 0.7% six-month return and 1.6% 12-month return of the Salomon Smith Barney 3-Month U.S. Treasury

Bill  Index,  an  unmanaged   benchmark  for  money  market   instruments.   The
Institutional Shares of the Prime Money Market Fund actually slightly outpaced the index in both time frames.

================================================================================
Some competing funds are struggling to maintain a $1 share price because their expense ratios exceed their income yields.
================================================================================

     Relative to the funds' average peers, we once again posted superior results. For this, we give credit to the asset management skills of Vanguard's Fixed Income Group and to our funds' low costs.

     Because money market funds fish from a similar pool of securities, costs are especially important in determining net returns. Low costs become even more important in the low-yield environment that exists today. Indeed, some competing funds are struggling to maintain a $1 share price, not because of losses of principal, but because their expense ratios (annualized operating expenses as a percentage of average net assets) exceed their income yields. Our funds' annualized expense ratios during the fiscal half-year ranged from 0.10% to 0.33%--a fraction of the 0.44% to 0.92% charged by their average peers.

DEALING WITH  UNCERTAINTY
Clearly, the current investment environment is rife with anxiety and uncertainty. There seems to be no safe harbor. Money market yields are now well below the rate of inflation. Bonds have enjoyed a great run-up in prices, but the upshot is that their yields are lower and their risk is higher. Stocks, while more reasonably priced than three years ago, have hardly seemed an island of stability.

     Because no one can successfully predict the direction of the financial markets, we still give the same advice that we do every year: Ignore the market "noise" and hold a balanced portfolio of stock, bond, and cash investments in allocations appropriate for your objectives, time horizon, and risk tolerance.

====================================================================================================================
CHANGES IN YIELDS
                                                                  SEC 7-DAY ANNUALIZED YIELD
--------------------------------------------------------------------------------------------------------------------
VANGUARD MONEY MARKET FUND             FEBRUARY 28, 2003                 AUGUST 31, 2002           FEBRUARY 28, 2002
====================================================================================================================
Prime
 Investor Shares                                1.09%                           1.53%                       1.71%
 Institutional Shares                           1.32                            1.77                        1.94
Federal                                         1.09                            1.56                        1.84
Treasury                                        0.97                            1.44                        1.52
Admiral Treasury                                1.15                            1.62                        1.73
====================================================================================================================

By doing so, you enjoy some of the upside potential of the best-performing asset class, while limiting the downside risk. As part of such a portfolio, Vanguard's money market funds can serve a valuable role as a savings vehicle to meet short-term goals. In the meantime, our low costs allow you to earn a competitive relative return.

     Thank you for entrusting your hard-earned dollars to us.


Sincerely,

John J. Brennan
Chairman and Chief Executive Officer

March 11, 2003

REPORT FROM THE ADVISER
Yields of the Vanguard Money Market Funds dropped during the six months ended February 28, 2003, reflecting the sharp decline in short-term interest rates. Of course, the low level of income provided by money market securities meant low six-month returns for our funds. Total returns for our four portfolios ranged from 0.6% to 0.8%; each outperformed its average mutual fund peer.

THE INVESTMENT ENVIRONMENT
The economic outlook certainly did not get any brighter during the fiscal half-year. The U.S. economy is growing, but not nearly at the pace some would expect for a postrecession period. Real (inflation-adjusted) gross domestic product expanded at an annual rate of 1.4% during the final three months of 2002; for the calendar year, the rate was 2.4%. Business investment--a key component of economic growth--continues to be weak, and is a major concern. Business spending rose a bit during the fourth quarter, but it was the first rise in nine quarters. Geopolitical tensions have restrained growth, forcing many businesses to hold off on new capital investments. High oil prices have also curbed expansion.

     In November, the Federal Reserve Board reacted to the sluggish recovery by reducing its target for short-term interest rates. The Fed's Open Market Committee cut the federal funds rate--the rate charged by banks on overnight loans--to 1.25% from 1.75% on November 6. Since then, the Fed has twice declined to lower the rate further, with the second decision coming two weeks after the funds' fiscal year-end.

================================================================================
INVESTMENT PHILOSOPHY
The funds reflect a belief that the highest level of current income consistent with capital preservation and liquidity can be provided by holding high-quality money market instruments issued by financial institutions, nonfinancial corporations, the U.S. government, and federal agencies.
================================================================================

OUR INVESTMENT APPROACH
Overall, we maintained the credit quality of our funds at a very high level during the six months. For example, in the Prime Money Market Fund we increased our holdings of government securities because certificates of deposit and corporate commercial paper are offering a historically small yield premium above Treasury bills. One might have expected that credit risk premiums would have been higher, given the persistent weakness of the economy and harsher credit conditions in the corporate bond market. However, the trend in the past 18 months of increased issuance of T-bills--because of the rising federal budget deficit--and a decline in the issuance of commercial paper dominated the spread relationship.

     The average maturity of our funds was in line with those of their respective competitors during most of the half-year. Since February 28 we have made marginal increases in average maturity, believing that the economy's poor performance may prompt further rate-cutting by the Fed.

     Our low expenses are our most powerful ally in the attempt to provide solid returns while conserving our shareholders' principal. The math is simple, but compelling: Because our expenses, which range from 0.10% to 0.33% of average net assets, are lower--in some cases far lower--than those of our mutual fund peers, we have been able to maintain higher-than-average quality and a higher-than-average net yield.


Ian A. MacKinnon, Managing Director
Robert F. Auwaerter, Principal
John Hollyer, Principal
David R. Glocke, Principal
Vanguard Fixed Income Group

March 11, 2003

FUND PROFILES                                            AS OF FEBRUARY 28, 2003
These Profiles provide a snapshot of each fund's characteristics. Key terms are defined on page 8.

PRIME MONEY MARKET FUND
================================================================================
FINANCIAL ATTRIBUTES
Yield
  Investor Shares                       1.1%
  Institutional Shares                  1.3%
Average Maturity                     56 days
Average Quality                          Aaa
Expense Ratio
  Investor Shares                     0.32%*
  Institutional Shares                0.10%*
--------------------------------------------------------------------------------


================================================================================
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
Treasury/Agency                        52.9%
Aaa                                    13.6
Aa                                     30.6
A                                       2.9
--------------------------------------------------------------------------------
Total                                 100.0%
--------------------------------------------------------------------------------


================================================================================
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
FINANCE
 Certificates of Deposit               20.0%
 Commercial Paper                      15.7
 Other Notes                            4.6
Other Commercial Paper                  6.0
Treasury/Agency                        52.9
Other                                   0.8
--------------------------------------------------------------------------------
Total 100.0%
--------------------------------------------------------------------------------


FEDERAL MONEY MARKET FUND
================================================================================
FINANCIAL ATTRIBUTES
Yield                                   1.1%
Average Maturity                     62 days
Average Quality                       Agency
Expense Ratio                         0.32%*
--------------------------------------------------------------------------------


================================================================================
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
Treasury/Agency                       100.0%
--------------------------------------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.


*Annualized.

TREASURY MONEY MARKET FUND
================================================================================
Financial Attributes
Yield                                   1.0%
Average Maturity                     66 days
Average Quality                     Treasury
Expense Ratio                         0.33%*
--------------------------------------------------------------------------------

================================================================================
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
Treasury                              100.0%
--------------------------------------------------------------------------------


ADMIRAL TREASURY MONEY MARKET FUND
================================================================================
FINANCIAL ATTRIBUTES
Yield                                   1.2%
Average Maturity                     66 days
Average Quality                     Treasury
Expense Ratio                         0.14%*
--------------------------------------------------------------------------------
*Annualized.

================================================================================
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
Treasury                              100.0%
--------------------------------------------------------------------------------



GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity and are repaid.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                    AS OF FEBRUARY 28, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yields shown reflect the current earnings of the funds more closely than do the average annual returns shown.

PRIME MONEY MARKET FUND INVESTOR SHARES
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1992-FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                     PRIME MONEY MARKET FUND                           AVERAGE
                         INVESTOR SHARES                                FUND*
FISCAL                        TOTAL                                     TOTAL
YEAR                         RETURN                                    RETURN
--------------------------------------------------------------------------------
1993                            3.1%                                      2.6%
1994                            3.4                                       3.0
1995                            5.6                                       5.1
1996                            5.4                                       4.9
1997                            5.4                                       4.8
1998                            5.5                                       4.9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     PRIME MONEY MARKET FUND                             AVERAGE
                         INVESTOR SHARES                                   FUND*
FISCAL                        TOTAL                                        TOTAL
YEAR                         RETURN                                       RETURN
--------------------------------------------------------------------------------
1999                            5.0%                                      4.4%
2000                            5.9                                       5.3
2001                            5.4                                       4.8
2002                            2.1                                       1.4
2003**                          0.7                                       0.4
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2003): 1.09%
--------------------------------------------------------------------------------

*Average Money Market Fund; derived from data provided by Lipper Inc.
**Six months ended February 28, 2003.
Note: See Financial Highlights tables on pages 31 and 32 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

===========================================================================================================
                                                       ONE       FIVE                    TEN YEARS
                                INCEPTION DATE        YEAR      YEARS          CAPITAL     INCOME     TOTAL
-----------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
 Investor Shares                      6/4/1975        1.65%      4.49%            0.00%      4.60%     4.60%
 Institutional Shares*               10/3/1989        1.88       4.68             0.00       4.79      4.79
-----------------------------------------------------------------------------------------------------------

*Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio.

FEDERAL MONEY MARKET FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1992-FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                                                                AVERAGE
                  FEDERAL MONEY MARKET FUND                        FUND*
FISCAL                      TOTAL                                 TOTAL
YEAR                       RETURN                                RETURN
--------------------------------------------------------------------------------
1993                          3.0%                                  2.6%
1994                          3.4                                   2.9
1995                          5.6                                   5.0
1996                          5.4                                   4.9
1997                          5.3                                   4.8
1998                          5.4                                   5.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                AVERAGE
                  FEDERAL MONEY MARKET FUND                        FUND*
FISCAL                      TOTAL                                 TOTAL
YEAR                       RETURN                                RETURN
--------------------------------------------------------------------------------
1999                          4.9%                                  4.4%
2000                          5.8                                   5.3
2001                          5.4                                   4.8
2002                          2.1                                   1.5
2003**                        0.7                                   0.4
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2003): 1.09%
--------------------------------------------------------------------------------
*Average Government Money Market Fund; derived from data provided by Lipper Inc. **Six months ended February 28, 2003.
Note: See Financial Highlights table on page 33 for dividend information.


TREASURY MONEY MARKET FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1992-FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                                                                AVERAGE
                  TREASURY MONEY MARKET FUND*                      FUND**
FISCAL                      TOTAL                                 TOTAL
YEAR                       RETURN                                RETURN
--------------------------------------------------------------------------------
1993                          2.9%                                  2.7%
1994                          3.2                                   2.9
1995                          5.3                                   5.0
1996                          5.2                                   4.8
1997                          5.1                                   4.8
1998                          5.1                                   4.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                AVERAGE
                  TREASURY MONEY MARKET FUND*                      FUND**
FISCAL                      TOTAL                                 TOTAL
YEAR                       RETURN                                RETURN
--------------------------------------------------------------------------------
1999                          4.5%                                  4.2%
2000                          5.4                                   5.0
2001                          5.1                                   4.7
2002                          2.0                                   1.6
2003Y                         0.6                                   0.4
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2003): 0.97%
--------------------------------------------------------------------------------
*Prior to December 2, 1996, known as the U.S. Treasury Portfolio.
**iMoneyNet Money Fund Report's Average 100% Treasury Fund.
YSix months ended February 28, 2003.
Note: See Financial Highlights table on page 34 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

-----------------------------------------------------------------------------------------------------------
                                                       ONE       FIVE                    TEN YEARS
                                INCEPTION DATE        YEAR      YEARS           CAPITAL     INCOME    TOTAL
-----------------------------------------------------------------------------------------------------------
Federal Money Market Fund            7/13/1981        1.64%      4.45%           0.00%       4.56%     4.56%
-----------------------------------------------------------------------------------------------------------
Treasury Money Market Fund*           3/9/1983        1.51%      4.16%           0.00%       4.32%     4.32%
-----------------------------------------------------------------------------------------------------------

*Prior to December 2, 1996, known as the U.S. Treasury Portfolio.

ADMIRAL TREASURY MONEY MARKET FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 14, 1992-FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                 ADMIRAL TREASURY                               AVERAGE
                MONEY MARKET FUND                                  FUND*
FISCAL                      TOTAL                                 TOTAL
YEAR                       RETURN                                RETURN
--------------------------------------------------------------------------------
1993                          2.1%                                  1.9%
1994                          3.4                                   2.9
1995                          5.4                                   5.0
1996                          5.3                                   4.8
1997                          5.3                                   4.8
1998                          5.3                                   4.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 ADMIRAL TREASURY                               AVERAGE
                MONEY MARKET FUND                                  FUND*
FISCAL                      TOTAL                                 TOTAL
YEAR                       RETURN                                RETURN
--------------------------------------------------------------------------------
1999                          4.7%                                  4.2%
2000                          5.5                                   5.0
2001                          5.3                                   4.7
2002                          2.1                                   1.6
2003**                        0.7                                   0.4
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2003): 1.15%
--------------------------------------------------------------------------------
*iMoneyNet Money Fund Report's Average 100% Treasury Fund.
**Six months ended February 28, 2003.
Note: See Financial Highlights table on page 35 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

--------------------------------------------------------------------------------------------------
                                                       ONE       FIVE            TEN YEARS
                                  INCEPTION DATE      YEAR      YEARS    CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------------------------
Admiral Treasury Money Market Fund    12/14/1992      1.69%      4.34%     0.00%    4.49%    4.49%
--------------------------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS
At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

* ELECT TRUSTEES FOR EACH FUND.* The individuals listed in the tables below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

PRIME MONEY MARKET FUND, FEDERAL MONEY MARKET FUND*
==========================================================================================
                                                                                PERCENTAGE
TRUSTEE                                    FOR              WITHHELD                   FOR
------------------------------------------------------------------------------------------
John J. Brennan                  32,069,217,093          732,621,112                  97.8%
Charles D. Ellis                 32,057,792,148          744,046,058                  97.7
Rajiv L. Gupta                   31,952,746,345          849,091,860                  97.4
JoAnn Heffernan Heisen           32,056,164,112          745,674,093                  97.7
Burton G. Malkiel                31,989,887,824          811,950,382                  97.5
Alfred M. Rankin, Jr.            32,096,065,793          705,772,412                  97.8
J. Lawrence Wilson               32,015,839,994          785,998,212                  97.6
------------------------------------------------------------------------------------------

*Results are for all funds within the same trust.


TREASURY MONEY MARKET FUND
==========================================================================================
                                                                                PERCENTAGE
TRUSTEE                                    FOR              WITHHELD                   FOR
------------------------------------------------------------------------------------------
John J. Brennan                  2,755,608,065            68,098,848                  97.6%
Charles D. Ellis                 2,756,047,293            67,659,620                  97.6
Rajiv L. Gupta                   2,738,760,005            84,946,908                  97.0
JoAnn Heffernan Heisen           2,754,651,507            69,055,406                  97.6
Burton G. Malkiel                2,749,950,033            73,756,880                  97.4
Alfred M. Rankin, Jr.            2,758,952,892            64,754,021                  97.7
J. Lawrence Wilson               2,750,800,810            72,906,103                  97.4
------------------------------------------------------------------------------------------


ADMIRAL TREASURY MONEY MARKET FUND
==========================================================================================
                                                                                PERCENTAGE
TRUSTEE                                    FOR              WITHHELD                   FOR
------------------------------------------------------------------------------------------
John J. Brennan                  6,181,745,929           103,698,391                  98.4%
Charles D. Ellis                 6,168,107,586           117,336,733                  98.1
Rajiv L. Gupta                   6,167,801,485           117,642,834                  98.1
JoAnn Heffernan Heisen           6,172,457,522           112,986,797                  98.2
Burton G. Malkiel                6,157,688,013           127,756,307                  98.0
Alfred M. Rankin, Jr.            6,181,290,840           104,153,479                  98.3
J. Lawrence Wilson               6,161,194,730           124,249,589                  98.0
------------------------------------------------------------------------------------------

Note: Vote tabulations are rounded to the nearest whole number.

* CHANGE EACH FUND'S POLICY ON INVESTING IN OTHER MUTUAL FUNDS. This change enables each fund to invest its cash reserves in specially created money market funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

===============================================================================================================
                                                                                         BROKER      PERCENTAGE
VANGUARD FUND                              FOR           AGAINST         ABSTAIN      NON-VOTES             FOR
---------------------------------------------------------------------------------------------------------------
Prime Money Market              25,899,804,647     1,756,656,475     983,677,414    174,334,696            89.9%
Federal Money Market             3,378,899,480       428,234,250     149,480,668     30,750,575            84.7
Treasury Money Market            2,478,143,539       224,637,743     115,523,783      5,401,848            87.8
Admiral Treasury
 Money Market                    5,621,559,683       397,329,346     185,355,719     81,199,571            89.4
---------------------------------------------------------------------------------------------------------------


* CHANGE THE PRIME MONEY MARKET FUND'S INDUSTRY CONCENTRATION POLICY. Under the fund's new industry concentration policy, the fund will invest more than 25% of its assets in companies in the financial services industry in order to take better advantage of available money market opportunities.

===============================================================================================================
                                                                                         BROKER      PERCENTAGE
VANGUARD FUND                              FOR           AGAINST         ABSTAIN      NON-VOTES             FOR
---------------------------------------------------------------------------------------------------------------
Prime Money Market              25,567,225,212     2,012,156,045   1,060,757,278    174,334,696            88.7%
---------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS                               FEBRUARY 28, 2003 (UNAUDITED)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
PRIME MONEY MARKET FUND                                      YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (52.7%)
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                                        1.24%             3/4/2003(1)      $   1,170,000       $     1,169,620
Federal Home Loan Bank                                       1.275%             3/4/2003(1)            465,000               464,963
Federal Home Loan Bank                                        2.75%            3/26/2003               158,720               158,718
Federal Home Loan Bank                                       1.211%            4/15/2003(1)            900,000               899,896
Federal Home Loan Bank                                       1.715%            4/21/2003                75,000                74,819
Federal Home Loan Bank                                       1.663%            4/23/2003                10,468                10,443
Federal Home Loan Bank                                        3.00%            4/25/2003               265,000               264,991
Federal Home Loan Bank                                       1.229%             5/7/2003               200,000               199,544
Federal Home Loan Bank                                       1.232%            7/11/2003                95,000                94,573
Federal Home Loan Bank                                       1.227%            7/16/2003               314,787               313,326
Federal Home Loan Bank                                1.226%-1.227%            7/25/2003                89,930                89,485
Federal Home Loan Bank                                1.227%-1.236%            7/30/2003               240,392               239,158
Federal Home Loan Bank                                1.227%-1.232%             8/1/2003               122,875               122,236
Federal Home Loan Bank                                       1.232%             8/6/2003                26,803                26,659
Federal Home Loan Bank                                       1.232%            8/12/2003                29,500                29,335
Federal Home Loan Bank                                1.233%-1.237%            8/13/2003               436,438               433,984
Federal Home Loan Bank                                       1.237%            8/15/2003                84,690                84,207
Federal Home Loan Bank                                       6.875%            8/15/2003                43,335                44,452
Federal Home Loan Bank                                       1.238%            8/20/2003                41,000                40,759
Federal Home Loan Bank                                       1.232%            8/22/2003                43,661                43,402
Federal Home Loan Bank                                       1.238%            8/27/2003                40,000                39,755
Federal Home Loan Mortgage Corp.                      1.279%-1.284%             3/6/2003               850,000               849,849
Federal Home Loan Mortgage Corp.                             1.237%            3/11/2003               200,000               199,931
Federal Home Loan Mortgage Corp.                      1.237%-1.284%            3/13/2003               593,204               592,952
Federal Home Loan Mortgage Corp.                              4.75%            3/15/2003                25,500                25,531
Federal Home Loan Mortgage Corp.                      1.582%-1.674%            3/27/2003               617,995               617,262
Federal Home Loan Mortgage Corp.                             1.233%            3/31/2003               374,214               373,830
Federal Home Loan Mortgage Corp.                      1.233%-1.254%            4/10/2003               174,997               174,755
Federal Home Loan Mortgage Corp.                      1.715%-1.725%            4/24/2003               330,000               329,156
Federal Home Loan Mortgage Corp.                             1.234%             5/8/2003               112,400               112,139
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
                                                             YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                             1.241%            6/13/2003         $      50,000       $        49,822
Federal Home Loan Mortgage Corp.                      1.231%-1.242%            6/30/2003               474,084               472,126
Federal Home Loan Mortgage Corp.                      1.237%-1.243%            7/17/2003               731,834               728,372
Federal Home Loan Mortgage Corp.                             1.236%            7/30/2003                81,052                80,634
Federal Home Loan Mortgage Corp.                      1.237%-1.238%            8/14/2003               793,963               789,460
Federal Home Loan Mortgage Corp.                             1.237%            8/18/2003               150,000               149,129
Federal Home Loan Mortgage Corp.                             1.238%            8/20/2003               100,000                99,412
Federal Home Loan Mortgage Corp.                             1.237%            8/21/2003               132,669               131,885
Federal Home Loan Mortgage Corp.                      1.238%-1.239%            8/29/2003               223,656               222,273
Federal Home Loan Mortgage Corp.                             1.238%             9/5/2003               250,000               248,394
Federal Home Loan Mortgage Corp.                             1.239%            9/17/2003               167,000               165,859
Federal National Mortgage Assn.                               1.24%             3/4/2003(1)            324,000               323,975
Federal National Mortgage Assn.                              1.601%            3/12/2003               184,000               183,911
Federal National Mortgage Assn.                              1.602%            3/19/2003               113,000               112,910
Federal National Mortgage Assn.                              1.583%             4/2/2003               200,000               199,721
Federal National Mortgage Assn.                              1.213%            4/14/2003(1)            160,000               159,981
Federal National Mortgage Assn.                               5.75%            4/15/2003               495,950               497,736
Federal National Mortgage Assn.                              1.244%            4/16/2003             1,040,000             1,038,352
Federal National Mortgage Assn.                       1.203%-1.663%            4/23/2003               675,437               674,102
Federal National Mortgage Assn.                       1.219%-1.234%            4/30/2003               950,000               948,063
Federal National Mortgage Assn.                              1.172%             5/2/2003(1)            940,000               939,877
Federal National Mortgage Assn.                              1.206%            6/30/2003               500,000               497,983
Federal National Mortgage Assn.                       1.222%-1.237%            7/30/2003               448,610               446,308
Federal National Mortgage Assn.                              1.233%             8/6/2003               349,650               347,770
U.S. Treasury Bill                                           1.557%             3/6/2003               500,000               499,893
U.S. Treasury Bill                                           1.638%            3/13/2003               500,000               499,729
U.S. Treasury Bill                                    1.526%-1.654%            3/20/2003             1,000,000               999,167
U.S. Treasury Bill                                    1.582%-1.588%            3/27/2003               750,000               749,148
U.S. Treasury Bill                                    1.502%-1.532%             4/3/2003             1,000,000               998,620
U.S. Treasury Bill                                    1.527%-1.537%            4/10/2003             1,000,000               998,311
U.S. Treasury Bill                                           1.628%            4/17/2003               500,000               498,946
U.S. Treasury Bill                                           1.674%            4/24/2003               500,000               498,755
U.S. Treasury Bill                                    1.263%-1.281%             6/5/2003               750,000               747,478
U.S. Treasury Bill                                    1.238%-1.253%            6/12/2003             1,600,000             1,594,328
U.S. Treasury Bill                                           1.263%            6/19/2003               250,000               249,041
U.S. Treasury Bill                                     1.23%-1.238%            6/26/2003             1,000,000               996,015
U.S. Treasury Bill                                    1.192%-1.217%             7/3/2003             1,000,000               995,875
U.S. Treasury Bill                                           1.253%            7/10/2003               500,000               497,735
U.S. Treasury Bill                                           1.235%            7/17/2003               500,000               497,647
U.S. Treasury Bill                                           1.187%            8/21/2003               250,000               248,582
------------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $29,197,055)                                                                                                       29,197,055
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (21.6%)
------------------------------------------------------------------------------------------------------------------------------------
FINANCE---AUTO (4.6%)
BMW US Capital Corp.                                         1.273%            3/17/2003               100,000                99,944
FCAR Owner Trust                                             1.355%             3/5/2003               130,000               129,981
FCAR Owner Trust                                             1.345%            3/18/2003               100,000                99,937
FCAR Owner Trust                                             1.345%            3/19/2003               200,000               199,866
FCAR Owner Trust                                             1.294%            4/14/2003               100,000                99,842
FCAR Owner Trust                                             1.274%            4/24/2003               100,000                99,810
FCAR Owner Trust                                             1.264%             5/7/2003               100,000                99,766
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
PRIME MONEY MARKET FUND                                      YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust                                             1.264%            5/15/2003         $     170,000       $       169,554
FCAR Owner Trust                                             1.274%            5/27/2003               100,000                99,693
New Center Asset Trust                                       1.345%            3/20/2003               300,000               299,788
New Center Asset Trust                                       1.294%            4/14/2003                25,000                24,961
New Center Asset Trust                                       1.294%            4/15/2003                99,000                98,840
New Center Asset Trust                                       1.254%            4/29/2003                49,530                49,429
New Center Asset Trust                                       1.274%             5/5/2003                55,000                54,874
New Center Asset Trust                                       1.264%            5/12/2003                72,000                71,819
New Center Asset Trust                                       1.274%            5/22/2003                50,000                49,855
New Center Asset Trust                                       1.264%            5/28/2003               250,000               249,230
New Center Asset Trust                                       1.264%            5/29/2003                65,000                64,798
Toyota Motor Credit                                          1.262%             3/4/2003(2)             44,000                43,995
Toyota Motor Credit                                          1.252%            3/10/2003(2)             50,000                49,984
Toyota Motor Credit                                   1.261%-1.262%            3/11/2003(2)             93,868                93,835
Toyota Motor Credit                                          1.262%            3/12/2003(2)             50,000                49,981
Toyota Motor Credit                                          1.262%            3/13/2003(2)            100,000                99,958
Toyota Motor Credit                                          1.252%            3/14/2003(2)            100,000                99,955
Toyota Motor Credit                                          1.252%            3/17/2003(2)             25,000                24,986
Toyota Motor Credit                                          1.262%            3/20/2003(2)             50,000                49,967
                                                                                                              ----------------------
                                                                                                                           2,574,648
                                                                                                              ----------------------
FINANCE--OTHER (6.8%)
Asset Securitization Cooperative Corp.                1.262%-1.263%            4/10/2003(2)             75,000                74,895
Asset Securitization Cooperative Corp.                       1.263%            4/21/2003(2)             75,000                74,866
Asset Securitization Cooperative Corp.                       1.263%            4/22/2003(2)            100,000                99,818
CDC Commercial Paper Corp.                                   1.262%             3/3/2003(2)             50,000                49,997
CDC Commercial Paper Corp.                                   1.262%             3/4/2003(2)            100,000                99,990
CDC Commercial Paper Corp.                                   1.324%             3/6/2003(2)             75,000                74,986
CDC Commercial Paper Corp.                            1.261%-1.283%            3/20/2003(2)            125,000               124,916
CDC Commercial Paper Corp.                            1.262%-1.284%             4/3/2003(2)            100,000                99,884
CDC Commercial Paper Corp.                                   1.284%             4/4/2003(2)             25,000                24,970
CDC Commercial Paper Corp.                                   1.253%             5/2/2003(2)             50,000                49,892
Corporate Asset Funding Corp.                                1.284%             4/9/2003(2)            150,000               149,792
Corporate Receivables Corp.                                  1.293%            3/19/2003(2)             75,000                74,952
Corporate Receivables Corp.                                  1.293%            3/20/2003(2)             50,000                49,966
Corporate Receivables Corp.                                  1.262%            3/21/2003(2)             18,000                17,987
Enterprise Funding Corp.                                     1.261%             3/4/2003(2)             45,016                45,011
Enterprise Funding Corp.                                     1.263%            4/14/2003(2)             27,000                26,958
Enterprise Funding Corp.                                     1.273%            4/16/2003(2)             23,000                22,963
Enterprise Funding Corp.                                     1.262%            4/17/2003(2)            100,000                99,836
Export Development Corp.                                     1.254%             5/7/2003                13,152                13,121
Export Development Corp.                                     1.264%            5/19/2003               100,000                99,724
General Electric Capital Corp.                               1.333%            3/11/2003               200,000               199,926
General Electric Capital Corp.                               1.284%             4/8/2003               225,000               224,696
General Electric Capital Corp.                               1.264%            5/28/2003               100,000                99,692
GovCo Inc.                                                   1.293%            3/11/2003(2)            150,000               149,946
GovCo Inc.                                                   1.294%            4/10/2003(2)             58,480                58,396
KFW International Finance Inc.                               1.294%             3/6/2003                43,000                42,992
KFW International Finance Inc.                               1.263%            3/19/2003                50,000                49,969
KFW International Finance Inc.                               1.232%            3/20/2003                68,000                67,956
KFW International Finance Inc.                               1.253%            3/24/2003                49,500                49,460
KFW International Finance Inc.                               1.253%             4/4/2003                33,500                33,460
KFW International Finance Inc.                               1.234%            4/30/2003                70,000                69,857
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
                                                             YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
KFW International Finance Inc.                               1.254%            5/19/2003         $      50,000       $        49,863
Old Line Funding Corp.                                       1.292%             3/4/2003(2)             38,602                38,598
Old Line Funding Corp.                                       1.282%             3/6/2003(2)             38,617                38,610
Old Line Funding Corp.                                       1.271%             3/7/2003(2)             31,080                31,073
Old Line Funding Corp.                                       1.271%            3/10/2003(2)             18,838                18,832
Old Line Funding Corp.                                       1.272%            3/17/2003(2)             91,025                90,974
Old Line Funding Corp.                                       1.283%            3/19/2003(2)             25,057                25,041
Old Line Funding Corp.                                1.272%-1.345%            3/20/2003(2)             86,077                86,017
Old Line Funding Corp.                                       1.272%             4/1/2003(2)             12,736                12,722
Old Line Funding Corp.                                       1.273%             4/7/2003(2)             40,000                39,948
Old Line Funding Corp.                                       1.284%            4/10/2003(2)             31,782                31,737
Old Line Funding Corp.                                       1.262%            4/11/2003(2)             28,737                28,696
Old Line Funding Corp.                                1.262%-1.263%            4/15/2003(2)             56,773                56,684
Old Line Funding Corp.                                1.263%-1.273%            4/17/2003(2)             85,604                85,463
Old Line Funding Corp.                                       1.263%            4/23/2003(2)             26,903                26,853
Old Line Funding Corp.                                       1.272%            4/24/2003(2)             58,103                57,992
Old Line Funding Corp.                                       1.273%             5/1/2003(2)             22,058                22,011
Old Line Funding Corp.                                       1.274%             5/7/2003(2)             14,386                14,352
Old Line Funding Corp.                                       1.264%             5/8/2003(2)             48,841                48,725
Old Line Funding Corp.                                       1.273%             5/9/2003(2)             20,105                20,056
Old Line Funding Corp.                                       1.274%            5/14/2003(2)             19,712                19,661
Preferred Receivables Funding Co.                            1.261%            3/12/2003(2)             80,000                79,969
Preferred Receivables Funding Co.                            1.271%            3/19/2003(2)            100,000                99,937
Preferred Receivables Funding Co.                            1.271%            3/25/2003(2)             27,000                26,977
Preferred Receivables Funding Co.                            1.271%            3/27/2003(2)             43,000                42,961
Private Export Funding Corp.                                 1.304%             3/4/2003(2)             24,460                24,457
Variable Funding Capital Corp.                               1.263%            4/21/2003(2)            190,000               189,661
Variable Funding Capital Corp.                               1.263%            4/22/2003(2)             60,000                59,891
                                                                                                              ----------------------
                                                                                                                           3,788,635
                                                                                                              ----------------------
FOREIGN BANKS (4.2%)
ABN-AMRO North America Finance Inc.                          1.279%            4/15/2003               112,000               111,822
CBA (Delaware) Finance Inc.                                  1.324%            3/18/2003               160,000               159,900
CBA (Delaware) Finance Inc.                                  1.253%            3/28/2003               100,000                99,906
CBA (Delaware) Finance Inc.                                  1.284%            4/14/2003               148,000               147,768
CBA (Delaware) Finance Inc.                                  1.249%            4/28/2003                50,000                49,900
CBA (Delaware) Finance Inc.                                  1.254%            5/12/2003                75,000                74,813
Danske Corp.                                                 1.294%             4/7/2003               100,000                99,867
Danske Corp.                                                 1.284%            4/15/2003                70,000                69,888
Danske Corp.                                                 1.254%            4/30/2003               100,000                99,792
Danske Corp.                                                 1.254%             5/5/2003               100,000                99,774
Danske Corp.                                                 1.254%             5/6/2003                49,500                49,387
Danske Corp.                                                 1.258%             5/9/2003               100,000                99,759
Fortis Funding LLC                                           1.271%             3/5/2003(2)             75,000                74,989
Fortis Funding LLC                                           1.324%            3/10/2003(2)             49,460                49,444
Fortis Funding LLC                                           1.324%            3/12/2003(2)            100,000                99,960
Fortis Funding LLC                                           1.324%            3/19/2003(2)             50,000                49,967
Fortis Funding LLC                                           1.252%            3/21/2003(2)             50,000                49,965
Fortis Funding LLC                                           1.324%            3/24/2003(2)             70,000                69,941
Fortis Funding LLC                                           1.294%             4/9/2003(2)              7,500                 7,490
Fortis Funding LLC                                           1.294%            4/14/2003(2)             50,000                49,921
Fortis Funding LLC                                           1.264%            4/22/2003(2)             25,000                24,955
HBOS Treasury Services PLC                                   1.273%            5/15/2003                87,000                86,770
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
PRIME MONEY MARKET FUND                                      YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
Landesbank Schleswig-Holstein                                1.329%            3/10/2003(2)      $     125,000       $       124,959
Landesbank Schleswig-Holstein                                1.334%            3/24/2003(2)             30,000                29,975
Landesbank Schleswig-Holstein                                1.304%            4/10/2003(2)             80,000                79,884
Landesbank Schleswig-Holstein                         1.263%-1.264%            5/12/2003(2)            147,950               147,577
Westpac Trust Securities New Zealand Ltd.                    1.324%            3/17/2003                99,620                99,562
Westpac Trust Securities New Zealand Ltd.                    1.264%            4/23/2003               100,000                99,815
                                                                                                              ----------------------
                                                                                                                           2,307,750
                                                                                                              ----------------------
FOREIGN GOVERNMENT (0.3%)
Canadian Wheat Board                                         1.304%             3/4/2003                15,000                14,998
Province of Quebec                                           1.252%            3/14/2003                49,750                49,728
Province of Quebec                                           1.252%            3/17/2003                50,000                49,972
Province of Quebec                                           1.252%             4/9/2003                25,000                24,966
                                                                                                              ----------------------
                                                                                                                             139,664
                                                                                                              ----------------------
FOREIGN INDUSTRIAL (2.9%)
BP America Inc.                                              1.304%             3/4/2003                69,000                68,993
BP America Inc.                                       1.314%-1.324%            3/10/2003               289,260               289,165
GlaxoSmithKline Finance PLC                                  1.283%             3/6/2003(2)             40,000                39,993
GlaxoSmithKline Finance PLC                                  1.283%            3/18/2003(2)             57,000                56,966
GlaxoSmithKline Finance PLC                           1.263%-1.273%            3/24/2003(2)            225,000               224,818
GlaxoSmithKline Finance PLC                                  1.271%            3/31/2003(2)             45,000                44,952
GlaxoSmithKline Finance PLC                                  1.263%             4/9/2003(2)             70,000                69,904
GlaxoSmithKline Finance PLC                                  1.302%            4/14/2003(2)             30,550                30,504
Nestle Capital Corp.                                         1.232%            3/21/2003(2)             64,500                64,456
Nestle Capital Corp.                                         1.233%            4/11/2003(2)            200,000               199,720
Nestle Capital Corp.                                         1.253%             5/1/2003(2)            130,900               130,623
Shell Finance U.K. PLC                                       1.283%             3/3/2003               150,000               149,989
Shell Finance U.K. PLC                                       1.284%             4/8/2003                41,480                41,424
Shell Finance U.K. PLC                                       1.284%            4/10/2003                55,000                54,922
Shell Finance U.K. PLC                                       1.285%            4/15/2003                53,800                53,714
TotalFinaElf Capital                                         1.251%             3/7/2003(2)             61,720                61,707
                                                                                                              ----------------------
                                                                                                                           1,581,850
                                                                                                              ----------------------
INDUSTRIAL (2.8%)
Abbott Laboratories                                          1.251%            3/20/2003(2)            154,245               154,143
Abbott Laboratories                                          1.251%            3/25/2003(2)             35,000                34,971
Chevron U.K. Investment PLC                                  1.345%             3/6/2003(2)             30,000                29,994
Chevron U.K. Investment PLC                                  1.324%            3/13/2003(2)             20,000                19,991
Chevron U.K. Investment PLC                                  1.284%            4/16/2003(2)             14,500                14,476
Exxon Imperial U.S. Inc.                                     1.252%            3/25/2003(2)             49,490                49,449
Exxon Imperial U.S. Inc.                                     1.252%            3/26/2003(2)            100,000                99,913
Exxon Imperial U.S. Inc.                                     1.252%             4/9/2003(2)             50,000                49,932
Merck                                                        1.232%            3/12/2003                54,717                54,696
Merck                                                        1.252%            3/18/2003               288,000               287,830
Merck                                                        1.252%            3/21/2003                30,500                30,479
Merck                                                        1.251%            3/25/2003               125,500               125,395
Merck                                                        1.252%            3/27/2003                23,813                23,792
Pfizer Inc.                                                  1.232%            3/21/2003(2)             62,300                62,257
Pfizer Inc.                                                  1.232%            3/24/2003(2)             34,600                34,573
Pfizer Inc.                                                  1.252%             4/7/2003(2)             80,000                79,897
Pfizer Inc.                                                  1.252%            4/17/2003(2)             50,000                49,918
Pfizer Inc.                                                  1.253%            4/21/2003(2)            156,395               156,118
Pfizer Inc.                                                  1.253%            4/25/2003(2)             91,000                90,826
Pfizer Inc.                                                  1.253%            4/28/2003(2)             50,000                49,899
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
                                                             YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                                            1.251%            3/17/2003         $      70,251       $        70,212
                                                                                                              ----------------------
                                                                                                                           1,568,761
                                                                                                              ----------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $11,961,308)                                                                                                       11,961,308
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (13.7%)
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT---U.S. BANKS (2.8%)
Fifth Third Bank                                              1.28%            4/17/2003               159,000               159,000
Fifth Third Bank                                              1.25%            5/20/2003               366,000               366,000
State Street Bank & Trust                                     1.25%            4/24/2003               225,000               225,000
State Street Bank & Trust                                     1.25%            5/14/2003               150,000               150,000
State Street Bank & Trust                                     1.25%            5/15/2003               150,000               150,000
Wells Fargo Bank, NA                                          1.28%            3/13/2003               125,000               125,000
Wells Fargo Bank, NA                                          1.28%            3/14/2003               100,000               100,000
Wells Fargo Bank, NA                                          1.24%            3/28/2003               100,000                99,999
Wells Fargo Bank, NA                                          1.25%            4/10/2003               200,000               200,000
                                                                                                              ----------------------
                                                                                                                           1,574,999
                                                                                                              ----------------------
YANKEE CERTIFICATES OF DEPOSIT---U.S. BRANCHES (10.9%)
BNP Paribas                                                   1.33%             3/6/2003               225,000               225,000
BNP Paribas                                                   1.32%            3/13/2003               100,000               100,000
BNP Paribas                                                   1.32%            3/17/2003               100,000               100,000
BNP Paribas                                                   1.32%            3/24/2003               100,000               100,000
Bank of Montreal                                              1.25%            5/19/2003               250,000               250,000
Bank of Nova Scotia                                           1.31%             3/6/2003               200,000               200,000
Bank of Nova Scotia                                           1.26%            4/10/2003                50,000                50,000
Barclays Bank PLC                                             2.74%            3/24/2003               250,000               249,994
Barclays Bank PLC                                             2.59%            4/24/2003               180,000               179,992
Barclays Bank PLC                                             2.58%            4/28/2003               200,000               199,984
Bayerische Landesbank Girozentrale                            1.25%            4/14/2003               250,000               250,000
Credit Agricole Indosuez                                      1.26%            4/14/2003               190,000               190,000
Credit Agricole Indosuez                                      1.26%            5/20/2003                50,000                50,000
Dexia Bank                                                    1.34%             3/6/2003                54,800                54,800
Dexia Bank                                                    1.32%            3/10/2003               200,000               200,000
Dexia Bank                                                    1.26%            3/24/2003               185,000               185,000
Dexia Bank                                                    1.30%             4/8/2003                85,000                85,000
Fortis Bank NV-SA                                             1.27%             5/5/2003                50,000                50,001
Landesbank Baden-Wuerttemberg                                 1.28%            4/22/2003               100,000               100,003
Lloyds Bank                                                  2.495%             3/6/2003               200,000               199,999
Lloyds Bank                                                   1.26%            4/22/2003               125,000               125,000
Rabobank Nederlanden                                         2.495%             3/6/2003               500,000               499,998
Rabobank Nederlanden                                          2.50%             3/7/2003               200,000               199,999
Rabobank Nederlanden                                         2.735%            4/11/2003               200,000               200,032
Royal Bank of Scotland PLC                                   1.284%            4/14/2003                85,000                85,000
Royal Bank of Scotland PLC                                    1.26%            5/19/2003               100,000               100,000
Societe Generale                                              1.27%             3/7/2003                80,000                80,000
UBS AG                                                        2.50%             3/6/2003               200,000               199,999
UBS AG                                                        2.50%             3/7/2003               200,000               199,999
UBS AG                                                       2.715%            3/18/2003               250,000               249,998
UBS AG                                                       2.605%            4/22/2003               200,000               199,994
Westdeutsche Landesbank                                       1.30%            3/31/2003               200,000               200,000
Westdeutsche Landesbank                                       1.31%             4/7/2003               125,000               125,000
Westdeutsche Landesbank                                       1.27%            4/21/2003               200,000               200,000
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
PRIME MONEY MARKET FUND                                      YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                         1.29%            4/14/2003         $     100,000       $       100,001
Westpac Banking Corp.                                         1.25%            4/24/2003               125,000               124,998
Westpac Banking Corp.                                         1.26%            5/13/2003               100,000               100,002
                                                                                                              ----------------------
                                                                                                                           6,009,793
                                                                                                              ----------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $7,584,792)                                                                                                         7,584,792
------------------------------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (6.2%)
------------------------------------------------------------------------------------------------------------------------------------
ABN-AMRO Bank NV                                             1.305%             4/9/2003               100,000               100,000
ABN-AMRO Bank NV                                              1.30%            4/14/2003               100,000               100,000
Credit Agricole Indosuez                                     1.295%            3/17/2003               200,000               200,001
Credit Agricole Indosuez                                      1.30%             4/8/2003                90,000                90,003
Deutsche Bank AG                                              1.26%             4/7/2003               225,000               225,000
Deutsche Bank AG                                              1.31%             4/9/2003               300,000               300,000
HBOS Treasury Services PLC                                    1.26%            4/30/2003               200,000               200,000
HBOS Treasury Services PLC                                    1.27%             5/6/2003               125,000               125,000
HBOS Treasury Services PLC                                    1.27%            5/27/2003               100,000               100,000
ING Bank                                                      1.37%            3/10/2003                50,000                50,000
ING Bank                                                      1.27%            3/28/2003                80,000                80,000
ING Bank                                                      1.27%             4/7/2003                95,000                95,000
ING Bank                                                      1.31%             4/7/2003               100,000               100,000
ING Bank                                                     1.315%             4/8/2003               100,000               100,000
ING Bank                                                     1.275%            4/24/2003               100,000               100,000
Landesbank Baden-Wuerttemberg                                1.765%            3/28/2003               100,000               100,038
Landesbank Baden-Wuerttemberg                                 1.29%            4/15/2003               250,000               250,003
Landesbank Baden-Wuerttemberg                                 1.77%            4/22/2003                75,000                75,052
Landesbank Hessen-Thueringen                                  1.33%            3/19/2003               225,000               225,001
Lloyds Bank                                                   2.63%            4/22/2003               200,000               200,006
Royal Bank of Scotland PLC                                    1.26%             4/4/2003               198,000               198,000
Societe Generale                                             1.345%             3/6/2003               150,000               150,000
Societe Generale                                              1.33%            3/10/2003                75,000                75,000
Societe Generale                                              1.26%             4/4/2003               120,000               120,000
Societe Generale                                              1.26%            5/12/2003               100,000               100,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Cost $3,458,104)                                                                                                         3,458,104
------------------------------------------------------------------------------------------------------------------------------------
OTHER NOTES (4.6%)
------------------------------------------------------------------------------------------------------------------------------------
Bank of America NA                                            2.50%             5/2/2003               200,000               200,000
Dakota Certificates                                          1.303%            3/12/2003(2)            141,000               140,944
Dakota Certificates                                          1.303%            3/14/2003(2)            200,000               199,906
Dakota Certificates                                          1.293%            3/19/2003(2)             50,000                49,968
Dakota Certificates                                          1.293%            3/19/2003(2)             55,000                54,965
Dakota Certificates                                          1.304%            4/10/2003(2)             49,467                49,396
Emerald Certificates                                         1.374%             3/5/2003(2)             15,000                14,998
Emerald Certificates                                         1.283%            3/25/2003(2)             36,500                36,469
Emerald Certificates                                         1.283%            3/25/2003(2)             95,000                94,919
Emerald Certificates                                         1.273%            3/26/2003(2)             64,348                64,291
Emerald Certificates                                         1.334%            3/27/2003(2)            107,500               107,397
Emerald Certificates                                         1.314%            4/17/2003(2)             19,700                19,666
Emerald Certificates                                         1.283%            4/23/2003(2)            140,000               139,736
Emerald Certificates                                         1.294%            4/24/2003(2)            100,000                99,807
Emerald Certificates                                         1.284%             5/7/2003(2)             10,000                 9,976
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
                                                             YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
Emerald Certificates                                         1.284%            5/15/2003(2)      $      72,190       $        71,997
LaSalle National Bank                                         1.27%            3/24/2003               200,000               200,000
NewCastle Certificates                                       1.281%            3/13/2003(2)             62,200                62,173
NewCastle Certificates                                       1.281%            3/13/2003(2)             40,944                40,927
NewCastle Certificates                                       1.282%            3/13/2003(2)            130,000               129,945
NewCastle Certificates                                       1.281%            3/14/2003(2)             10,000                 9,995
NewCastle Certificates                                       1.281%            3/25/2003(2)             87,600                87,525
NewCastle Certificates                                       1.283%             4/7/2003(2)             47,271                47,209
NewCastle Certificates                                       1.282%             4/9/2003(2)             85,000                84,882
NewCastle Certificates                                       1.282%            4/10/2003(2)            105,000               104,851
NewCastle Certificates                                       1.282%            4/10/2003(2)             32,155                32,109
NewCastle Certificates                                       1.283%            4/17/2003(2)             38,000                37,937
NewCastle Certificates                                       1.283%            4/23/2003(2)             77,000                76,855
U.S. Bank NA                                                 1.295%            3/10/2003               250,000               250,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL OTHER NOTES
 (Cost $2,518,843)                                                                                                         2,518,843
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.9%)
------------------------------------------------------------------------------------------------------------------------------------
Collateralized by U.S. Government
 Obligations in a Pooled Cash Account
  (Cost $511,117)                                             1.35%             3/3/2003               511,117               511,117
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
 (Cost $55,231,219)                                                                                                       55,231,219
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
------------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                        350,330
Liabilities                                                                                                                (203,710)
                                                                                                              ----------------------
                                                                                                                             146,620
                                                                                                              ----------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%) $55,377,839
====================================================================================================================================

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable-rate note.
(2) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2003, the value of these securities was $7,928,450,000, representing 14.3% of net assets.

================================================================================
                                                                          AMOUNT
PRIME MONEY MARKET FUND                                                    (000)
--------------------------------------------------------------------------------
AT FEBRUARY 28, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $55,377,612
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                               227
--------------------------------------------------------------------------------
NET ASSETS                                                           $55,377,839
--------------------------------------------------------------------------------
Investor Shares--Net Assets
Applicable to 50,481,373,985 outstanding $.001 par value
 shares of beneficial interest (unlimited authorization)             $50,481,632
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                 $1.00
================================================================================
Institutional Shares---Net Assets
Applicable to 4,896,245,397 outstanding $.001 par value
 shares of beneficial interest (unlimited authorization)              $4,896,207
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---INSTITUTIONAL SHARES                           $1.00
================================================================================

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
FEDERAL MONEY MARKET FUND                                    YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (88.2%)
------------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank                                     1.724%             3/6/2003         $       6,744       $         6,742
Federal Farm Credit Bank                                     1.299%            6/25/2003                28,000                27,884
Federal Home Loan Bank                                       1.724%            4/11/2003                47,925                47,832
Federal Home Loan Bank                                       1.725%            4/16/2003               147,207               146,885
Federal Home Loan Bank                                        3.00%            4/23/2003               125,000               124,996
Federal Home Loan Bank                                        3.00%            4/25/2003                60,000                59,998
Federal Home Loan Bank                                       1.237%            7/29/2003                75,000                74,616
Federal Home Loan Bank                                       1.237%            8/22/2003               174,645               173,607
Federal Home Loan Mortgage Corp.                      1.279%-1.284%             3/6/2003               750,000               749,867
Federal Home Loan Mortgage Corp.                      1.633%-1.723%            3/27/2003               101,061               100,940
Federal Home Loan Mortgage Corp.                             1.244%            4/10/2003               347,000               346,522
Federal Home Loan Mortgage Corp.                       1.46%-1.725%            4/24/2003               286,945               286,244
Federal Home Loan Mortgage Corp.                             1.298%            6/19/2003               213,000               212,160
Federal Home Loan Mortgage Corp.                             1.206%            6/30/2003               306,600               305,363
Federal Home Loan Mortgage Corp.                             1.237%             8/1/2003                45,000                44,765
Federal Home Loan Mortgage Corp.                             1.237%            8/14/2003               140,504               139,707
Federal National Mortgage Assn.                       1.729%-1.734%             3/5/2003               185,000               184,965
Federal National Mortgage Assn.                              1.724%            3/12/2003               406,612               406,400
Federal National Mortgage Assn.                              1.611%             4/2/2003               100,000                99,858
Federal National Mortgage Assn.                              1.213%            4/14/2003(1)            295,000               294,966
Federal National Mortgage Assn.                              1.234%             5/7/2003               600,000               598,627
Federal National Mortgage Assn.                              4.625%            5/15/2003                11,300                11,378
Federal National Mortgage Assn.                              1.288%            6/25/2003                40,000                39,835
Federal National Mortgage Assn.                              1.206%            6/30/2003               180,000               179,274
Federal National Mortgage Assn.                              1.248%            7/23/2003               257,787               256,508
Federal National Mortgage Assn.                       1.236%-1.242%             8/6/2003               295,105               293,508
U.S. Treasury Bill                                           1.534%            4/10/2003               165,000               164,721
U.S. Treasury Bill                                           1.684%            4/24/2003                75,000                74,812
U.S. Treasury Bill                                            1.40%             5/8/2003                75,000                74,803
U.S. Treasury Bill                                           1.253%            6/12/2003               380,000               378,646
U.S. Treasury Bill                                           1.263%            6/19/2003               109,000               108,582
------------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $6,015,011)                                                                                                         6,015,011
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (11.6%)
------------------------------------------------------------------------------------------------------------------------------------
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
(Cost $792,140)                                               1.35%             3/3/2003               792,140               792,140
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
(Cost $6,807,151)                                                                                                          6,807,151
------------------------------------------------------------------------------------------------------------------------------------

FEDERAL MONEY MARKET FUND
====================================================================================================================================
OTHER ASSETS AND LIABILITIES (0.2%)
------------------------------------------------------------------------------------------------------------------------------------
Other Assets---Note B                                                                                                        25,906
Liabilities                                                                                                                 (14,311)
                                                                                                              ----------------------
                                                                                                                              11,595
                                                                                                              ----------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------------------
Applicable to 6,818,817,156 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                                                                         $6,818,746
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                                      $1.00
====================================================================================================================================

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable-rate note.


================================================================================
AT FEBRUARY 28, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                            AMOUNT           PER
                                                             (000)         SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                        $6,818,846         $1.00
Undistributed Net Investment Income                            --            --
Accumulated Net Realized Losses                              (100)           --
--------------------------------------------------------------------------------
NET ASSETS                                             $6,818,746         $1.00
================================================================================

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
TREASURY MONEY MARKET FUND                                   YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (105.6%)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                    1.146%-1.510%             3/6/2003         $     351,154       $       351,094
U.S. Treasury Bill                                    1.194%-1.658%            3/13/2003               336,608               336,448
U.S. Treasury Bill                                    1.186%-1.624%            3/20/2003                86,447                86,379
U.S. Treasury Bill                                    1.491%-1.531%            3/27/2003                92,062                91,961
U.S. Treasury Bill                                    1.184%-1.531%             4/3/2003               349,802               349,417
U.S. Treasury Bill                                           1.199%            4/10/2003               578,739               577,971
U.S. Treasury Bill                                    1.189%-1.664%            4/17/2003               615,000               613,882
U.S. Treasury Bill                                    1.168%-1.684%            4/24/2003               459,888               458,925
U.S. Treasury Bill                                    1.143%-1.461%             5/1/2003               228,121               227,620
U.S. Treasury Bill                                    1.151%-1.400%             5/8/2003               519,929               518,722
U.S. Treasury Bill                                    1.153%-1.156%            5/15/2003               138,517               138,185
U.S. Treasury Bill                                    1.163%-1.193%            5/22/2003                10,207                10,180
U.S. Treasury Bill                                    1.168%-1.183%            5/29/2003(1)            567,479               565,887
U.S. Treasury Bill                                           1.263%            6/19/2003               350,000               348,658
U.S. Treasury Bill                                           1.238%            6/26/2003               190,000               189,240
U.S. Treasury Bill                                    1.172%-1.184%            8/14/2003               372,162               370,162
U.S. Treasury Bill                                           1.187%            8/21/2003                57,000                56,677
U.S. Treasury Bill                                           1.185%            8/28/2003                60,000                59,647
------------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $5,351,055)                                                                                                         5,351,055
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.6%)
------------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                         27,382
Payables for Investment Securities Purchased                                                                               (299,179)
Other Liabilities                                                                                                           (12,418)
                                                                                                              ----------------------
                                                                                                                           (284,215)
                                                                                                              ----------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------------------
Applicable to 5,066,254,742 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)                                                        $5,066,840
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                                      $1.00
====================================================================================================================================

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Securities purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2003.



================================================================================
AT FEBRUARY 28, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                            AMOUNT           PER
                                                             (000)         SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                         $5,066,274         $1.00
Undistributed Net Investment Income                            --             --
Accumulated Net Realized Gains                                 566            --
--------------------------------------------------------------------------------
NET ASSETS                                              $5,066,840         $1.00
================================================================================

====================================================================================================================================
                                                                                                          FACE               MARKET
                                                                                MATURITY                AMOUNT                VALUE*
ADMIRAL TREASURY MONEY MARKET FUND                           YIELD**                DATE                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (105.9%)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                    1.141%-1.510%             3/6/2003         $     974,516       $       974,352
U.S. Treasury Bill                                    1.194%-1.658%            3/13/2003               843,381               842,952
U.S. Treasury Bill                                    1.186%-1.624%            3/20/2003               228,883               228,703
U.S. Treasury Bill                                    1.163%-1.531%            3/27/2003               241,042               240,778
U.S. Treasury Bill                                    1.184%-1.531%             4/3/2003               753,327               752,499
U.S. Treasury Bill                                    1.174%-1.199%            4/10/2003             1,436,120             1,434,220
U.S. Treasury Bill                                    1.153%-1.664%            4/17/2003               890,747               889,128
U.S. Treasury Bill                                    1.143%-1.684%            4/24/2003             1,292,815             1,290,215
U.S. Treasury Bill                                    1.143%-1.461%             5/1/2003               675,000               673,546
U.S. Treasury Bill                                    1.151%-1.400%             5/8/2003             1,295,472             1,292,485
U.S. Treasury Bill                                    1.153%-1.156%            5/15/2003                46,525                46,413
U.S. Treasury Bill                                           1.193%            5/22/2003                43,816                43,697
U.S. Treasury Bill                                    1.168%-1.183%            5/29/2003(1)          1,455,400             1,451,309
U.S. Treasury Bill                                           1.263%            6/19/2003               680,000               677,392
U.S. Treasury Bill                                           1.238%            6/26/2003               350,000               348,601
U.S. Treasury Bill                                           1.176%             8/7/2003                24,674                24,547
U.S. Treasury Bill                                    1.172%-1.184%            8/14/2003             1,162,446             1,156,200
U.S. Treasury Bill                                           1.187%            8/21/2003               163,000               162,076
U.S. Treasury Bill                                           1.185%            8/28/2003               140,000               139,176
------------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $12,668,289)                                                                                                       12,668,289
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.9%)
------------------------------------------------------------------------------------------------------------------------------------
Other Assets---Note B                                                                                                        37,912
Payables for Investment Securities Purchased                                                                               (698,085)
Other Liabilities                                                                                                           (41,687)
                                                                                                              ----------------------
                                                                                                                           (701,860)
                                                                                                              ----------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------------------
Applicable to 11,966,003,336 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)                                                       $11,966,429
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                                      $1.00
====================================================================================================================================

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)Securities purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2003.


================================================================================
AT FEBRUARY 28, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                            AMOUNT         PER
                                                             (000)       SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                        $11,966,003         $1.00
Undistributed Net Investment Income                             --            --
Accumulated Net Realized Gains                                 426            --
--------------------------------------------------------------------------------
NET ASSETS                                             $11,966,429         $1.00
================================================================================

STATEMENT OF OPERATIONS
This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

==================================================================================================================================
                                               PRIME                FEDERAL                TREASURY               ADMIRAL TREASURY
                                        MONEY MARKET           MONEY MARKET            MONEY MARKET                   MONEY MARKET
                                                FUND                   FUND                    FUND                           FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------------
                                               (000)                  (000)                   (000)                          (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Interest                                   $448,174                $56,345                 $37,994                        $84,866
----------------------------------------------------------------------------------------------------------------------------------
  Total Income                               448,174                 56,345                  37,994                         84,866
----------------------------------------------------------------------------------------------------------------------------------
Expenses
 The Vanguard Group--Note B
  Investment Advisory Services                 3,704                    467                     335                            739
  Management and Administrative
   Investor Shares                            71,266                  9,729                   7,031                          5,952
   Institutional Shares                        1,435                     --                      --                             --
  Marketing and Distribution
   Investor Shares                             4,774                    652                     463                          1,003
   Institutional Shares                          396                     --                      --                             --
 Custodian Fees                                  428                     52                      42                             92
 Shareholders' Reports and Proxies
  Investor Shares                                949                    137                     110                             67
  Institutional Shares                            20                     --                      --                             --
 Trustees' Fees and Expenses                      36                      5                       3                              6
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                              83,008                 11,042                   7,984                          7,859
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                        365,166                 45,303                  30,010                         77,007
----------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 ON INVESTMENT SECURITIES SOLD                    65                   (369)                     20                             44
----------------------------------------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES                         --                     --                      --                             --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $365,231                $44,934                 $30,030                        $77,051
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.

PRIME MONEY MARKET FUND
=========================================================================================================
                                                                      SIX MONTHS                     YEAR
                                                                           ENDED                    ENDED
                                                                   FEB. 28, 2003            AUG. 31, 2002
                                                                           (000)                    (000)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                                 $ 365,166              $ 1,140,839
 Realized Net Gain (Loss)                                                     65                     (482)
 Unrealized Appreciation (Depreciation)                                       --                       --
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations        365,231                1,140,357
---------------------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
 Investor Shares                                                        (331,592)              (1,046,743)
 Institutional Shares                                                    (33,574)                 (94,096)
---------------------------------------------------------------------------------------------------------
 Total Dividends                                                        (365,166)              (1,140,839)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES (AT $1.00)
 Issued                                                               23,617,016               52,357,925
 Issued in Lieu of Cash Distributions                                    321,513                1,011,836
 Redeemed                                                            (23,241,166)             (54,080,737)
---------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)--Investor Shares                                697,363                 (710,976)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES (AT $1.00)
 Issued                                                                4,110,142                7,642,777
 Issued in Lieu of Cash Distributions                                     30,259                   81,893
 Redeemed                                                             (3,136,718)              (7,681,922)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares                        1,003,683                   42,748
---------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                            1,701,111                 (668,710)
---------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                                  53,676,728               54,345,438
---------------------------------------------------------------------------------------------------------
End of Period                                                        $55,377,839              $53,676,728
=========================================================================================================

FEDERAL MONEY MARKET FUND
=========================================================================================================
                                                                      SIX MONTHS                     YEAR
                                                                           ENDED                    ENDED
                                                                   FEB. 28, 2003            AUG. 31, 2002
                                                                           (000)                    (000)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                                                  $ 45,303                $ 147,038
 Realized Net Gain (Loss)                                                   (369)                     343
 Unrealized Appreciation (Depreciation)                                       --                       --
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         44,934                  147,381
---------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income                                     (45,303)               (147,038)
---------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00)
 Issued                                                                2,271,584                6,898,037
 Issued in Lieu of Cash Distributions                                     43,950                  141,459
 Redeemed                                                             (2,290,061)              (6,773,356)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transactions                 25,473                  266,140
---------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                               25,104                  266,483
---------------------------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                                                   6,793,642                6,527,159
---------------------------------------------------------------------------------------------------------
 End of Period                                                        $6,818,746               $6,793,642
=========================================================================================================



TREASURY MONEY MARKET FUND
=========================================================================================================
                                                                      SIX MONTHS                     YEAR
                                                                           ENDED                    ENDED
                                                                   FEB. 28, 2003            AUG. 31, 2002
                                                                           (000)                    (000)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                                  $ 30,010                 $ 93,598
 Realized Net Gain (Loss)                                                     20                      (92)
 Unrealized Appreciation (Depreciation)                                       --                       --
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         30,030                   93,506
---------------------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                                     (30,010)                 (93,598)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                                                2,100,961                4,625,147
 Issued in Lieu of Cash Distributions                                     29,039                   90,263
 Redeemed                                                             (1,885,455)              (4,345,601)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transactions                244,545                  369,809
---------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                              244,565                  369,717
---------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                                   4,822,275                4,452,558
---------------------------------------------------------------------------------------------------------
 End of Period                                                        $5,066,840               $4,822,275
=========================================================================================================

ADMIRAL TREASURY MONEY MARKET FUND
=========================================================================================================
                                                                      SIX MONTHS                     YEAR
                                                                           ENDED                    ENDED
                                                                   FEB. 28, 2003            AUG. 31, 2002
                                                                           (000)                    (000)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                                  $ 77,007                $ 199,697
 Realized Net Gain (Loss)                                                     44                     (221)
 Unrealized Appreciation (Depreciation)                                       --                       --
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         77,051                  199,476
---------------------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                                     (77,007)                (199,697)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                                                6,323,528               11,321,970
 Issued in Lieu of Cash Distributions                                     72,370                  191,450
 Redeemed                                                             (5,037,242)              (8,756,890)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transactions              1,358,656                2,756,530
---------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                            1,358,700                2,756,309
---------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                                  10,607,729                7,851,420
---------------------------------------------------------------------------------------------------------
 End of Period                                                       $11,966,429              $10,607,729
=========================================================================================================

FINANCIAL HIGHLIGHTS
Each fund's objective is to maintain a constant net asset value of $1.00 per share by distributing all of the fund's net investment income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.


PRIME MONEY MARKET FUND INVESTOR SHARES
====================================================================================================================================
                                                           SIX MONTHS           YEAR       DEC. 1,
                                                                ENDED          ENDED      2000, TO
FOR A SHARE OUTSTANDING                                       FEB. 28,       AUG. 31,      AUG. 31,        YEAR ENDED NOVEMBER 30,
THROUGHOUT EACH PERIOD                                           2003           2002          2001*       2000    1999   1998   1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                           .007           .021          .037        .060    .049   .053   .053
 Net Realized and Unrealized Gain (Loss) on Investments            --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                               .007           .021          .037        .060    .049   .053   .053
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           (.007)         (.021)        (.037)      (.060)  (.049) (.053)(.053)
 Distributions from Realized Capital Gains                         --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (.007)         (.021)        (.037)      (.060)  (.049) (.053) .053)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    0.66%          2.09%         3.78%       6.21%   4.97%  5.42%  5.41%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                          $50,482        $49,784       $50,495     $45,719 $39,430$33,732$26,480
Ratio of Total Expenses to
 Average Net Assets                                             0.32%**        0.33%       0.33%**       0.33%   0.33%  0.33%  0.32%
Ratio of Net Investment Income to
 Average Net Assets                                             1.33%**        2.07%       4.92%**       6.04%   4.85%  5.28%  5.28%
====================================================================================================================================

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
====================================================================================================================================
                                                           SIX MONTHS           YEAR        DEC. 1,
                                                                ENDED          ENDED      2000, TO
FOR A SHARE OUTSTANDING                                       FEB. 28,       AUG. 31,      AUG. 31,         YEAR ENDED NOVEMBER 30,
THROUGHOUT EACH PERIOD                                           2003           2002          2001*       2000    1999   1998   1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                           .008           .023          .039        .062    .050   .055   .054
 Net Realized and Unrealized Gain (Loss) on Investments            --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                               .008           .023          .039        .062    .050   .055   .054
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           (.008)         (.023)        (.039)      (.062)  (.050) (.055)(.054)
 Distributions from Realized Capital Gains                         --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (.008)         (.023)        (.039)      (.062)  (.050) (.055)(.054)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    0.77%          2.31%         3.93%       6.39%    5.15% 5.61%  5.59%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                          $4,896         $3,893        $3,850      $2,660  $1,776 $1,143   $951
 Ratio of Total Expenses to
  Average Net Assets                                            0.10%**        0.11%         0.13%**     0.15%   0.15%  0.15%  0.15%
 Ratio of Net Investment Income to
  Average Net Assets                                            1.55%**        2.27%         5.03%**     6.24%   5.04%  5.46%  5.44%
====================================================================================================================================

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

FEDERAL MONEY MARKET FUND
====================================================================================================================================
                                                           SIX MONTHS           YEAR        DEC. 1,
                                                                ENDED          ENDED      2000, TO
FOR A SHARE OUTSTANDING                                       FEB. 28,       AUG. 31,      AUG. 31,          YEAR ENDED NOVEMBER 30,
THROUGHOUT EACH PERIOD                                           2003           2002          2001*       2000    1999   1998   1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                           .007           .021          .037        .059    .048   .052   .052
 Net Realized and Unrealized Gain (Loss) on Investments            --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                               .007           .021          .037        .059    .048   .052   .052
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           (.007)         (.021)        (.037)      (.059)  (.048) (.052)(.052)
 Distributions from Realized Capital Gains                         --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                           (.007)         (.021)        (.037)      (.059)  (.048) (.052)(.052)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    0.66%          2.12%         3.78%       6.11%   4.89%  5.35%  5.35%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                          $6,819         $6,794        $6,527      $5,495  $5,243 $4,263 $3,495
 Ratio of Total Expenses to
  Average Net Assets                                            0.32%**        0.33%         0.33%**     0.33%    0.33% 0.33%  0.32%
 Ratio of Net Investment Income to
  Average Net Assets                                            1.32%**        2.10%          4.92%**    5.94%    4.79% 5.21%  5.22%
====================================================================================================================================

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

TREASURY MONEY MARKET FUND
====================================================================================================================================
                                                           SIX MONTHS           YEAR        DEC. 1,
                                                                ENDED          ENDED      2000, TO
FOR A SHARE OUTSTANDING                                       FEB. 28,       AUG. 31,      AUG. 31,         YEAR ENDED NOVEMBER 30,
THROUGHOUT EACH PERIOD                                           2003           2002          2001*       2000    1999   1998   1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                           .006           .020          .035        .056    .044   .050   .050
 Net Realized and Unrealized Gain (Loss) on Investments            --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                               .006           .020          .035        .056    .044   .050   .050
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           (.006)         (.020)        (.035)      (.056)  (.044) (.050)(.050)
 Distributions from Realized Capital Gains                         --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (.006)         (.020)        (.035)      (.056)  (.044) (.050)(.050)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    0.61%          1.98%         3.58%       5.70%   4.51%  5.06%  5.10%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                          $5,067         $4,822        $4,453      $4,107  $4,593 $3,942 $3,237
 Ratio of Total Expenses to
  Average Net Assets                                            0.33%**        0.33%         0.33%**     0.33%   0.33%  0.33%  0.32%
 Ratio of Net Investment Income to
  Average Net Assets                                            1.22%**        1.95%         4.68%**     5.53%   4.41%  4.94%  4.98%
====================================================================================================================================

*The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

ADMIRAL TREASURY MONEY MARKET FUND
====================================================================================================================================
                                                           SIX MONTHS           YEAR        FEB. 1,
                                                                ENDED          ENDED      2001, TO
FOR A SHARE OUTSTANDING                                       FEB. 28,       AUG. 31,      AUG. 31,          YEAR ENDED JANUARY 31,
THROUGHOUT EACH PERIOD                                           2003           2002          2001*       2001    2000   1999   1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                           .007           .021          .026        .059    .047   .050   .052
 Net Realized and Unrealized Gain (Loss) on Investments -- -- -- -- -- -- --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                               .007           .021          .026        .059    .047   .050   .052
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           (.007)         (.021)        (.026)      (.059)  (.047) (.050)(.052)
 Distributions from Realized Capital Gains                         --             --            --          --      --     --     --
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                           (.007)         (.021)        (.026)      (.059)  (.047) (.050)(.052)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $1.00          $1.00         $1.00       $1.00   $1.00  $1.00  $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    0.69%          2.15%         2.65%        6.07%  4.79%  5.12%  5.31%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                         $11,966        $10,608        $7,851      $6,746  $5,648 $5,057 $3,880
 Ratio of Total Expenses to
  Average Net Assets                                            0.14%**        0.14%         0.15%**     0.15%   0.15%  0.15%  0.15%
 Ratio of Net Investment Income to
  Average Net Assets                                            1.39%**        2.09%         4.49%**     5.90%   4.69%  4.97%  5.20%
====================================================================================================================================

*The fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
**Annualized.


NOTES TO FINANCIAL STATEMENTS
Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund and the Admiral Treasury Money Market Fund invest in short-term debt instruments backed by the full faith and credit of the U.S. government.

     The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. The Federal, Treasury, and Admiral Treasury Money Market Funds each offer only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.  SECURITY   VALUATION:   Securities  are  valued  at  amortized  cost,  which
approximates market value.

2. REPURCHASE AGREEMENTS: The Prime Money Market and Federal Money Market Funds, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. These funds may also invest directly in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. DISTRIBUTIONS: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

=======================================================================================================================
                                                  CAPITAL CONTRIBUTION            PERCENTAGE              PERCENTAGE OF
                                                           TO VANGUARD               OF FUND                 VANGUARD'S
MONEY MARKET FUND                                                (000)            NET ASSETS             CAPITALIZATION
-----------------------------------------------------------------------------------------------------------------------
Prime                                                          $10,532                  0.02%                     10.53%
Federal                                                          1,300                  0.02                       1.30
Treasury                                                           956                  0.02                       0.96
Admiral Treasury                                                 2,235                  0.02                       2.23
-----------------------------------------------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

====================================================================================================================================
JOHN J. BRENNAN*                            Chairman of the Board, Chief Executive Officer, and Director/Trustee
(ELECTED 1987)                              of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (YEAR ELECTED)
CHARLES D. ELLIS                            The Partners of '63 (pro bono ventures in education); Senior Adviser
(2001)                                      to Greenwich Associates (international business strategy consulting);
                                            Successor Trustee of Yale University; Overseer of the Stern School of
                                            Business at New York University; Trustee of the Whitehead Institute
                                            for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA                              Chairman and Chief Executive Officer (since October 1999), Vice
(2001)                                      Chairman (January-September 1999), and Vice President (prior to
                                            September 1999) of Rohm and Haas Co.(chemicals); Director of Technitrol, Inc.
                                            (electronic components), and Agere Systems (communications components);
                                            Board Member of the American Chemistry Council; Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN                      Vice President, Chief Information Officer, and Member of the Executive
(1998)                                      Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                                            Director of the Medical Center at Princeton and Women's Research and
                                            Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL                           Chemical Bank Chairman's Professor of Economics, Princeton University;
(1977)                                      Director of Vanguard Investment Series plc (Irish investment fund)
                                            (since November 2001), Vanguard Group (Ireland) Limited (Irish
                                            investment management firm) (since November 2001), Prudential Insurance
                                            Co. of America, BKF Capital (investment management firm), The Jeffrey Co.
                                            (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Jr.                       Chairman, President, Chief Executive Officer, and Director of NACCO
(1993)                                      Industries, Inc. (forklift trucks/housewares/lignite); Director of
                                            Goodrich Corporation (industrial products/aircraft systems and services);
                                            Director until 1998 of Standard Products Company (a supplier for the automotive industry).
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON                          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1985)                                      (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
                                            Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R.  GREGORY  BARTON                         Secretary;  Managing  Director  and General  Counsel of The Vanguard
                                            Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment  companies served by The Vanguard Group;
                                            Principal of The Vanguard Group (prior to September 1997).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS                           Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
================================================================================
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

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ABOUT OUR COVER
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FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

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                                               (C) 2003 THE VANGUARD GROUP, INC.
                                                            ALL RIGHTS RESERVED.
                                                              VANGUARD MARKETING
                                                       CORPORATION, DISTRIBUTOR.

                                                                     Q302 042003